Related party transactions - Narrative (Details) € in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Feb. 23, 2024 USD ($)	Feb. 23, 2024 EUR (€)	Dec. 31, 2024 EUR (€) director benefitPlan	Nov. 30, 2023	Dec. 31, 2024 EUR (€) director benefitPlan
Disclosure of transactions between related parties [line items]
Number of members of board of directors			17		17
Number of post employment defined benefit plan | benefitPlan			2		2
Employer contributions | €					€ 14
Coca-Cola Beverages Philippines, Inc.
Disclosure of transactions between related parties [line items]
NCI percentage				60.00%
Coca-Cola Beverages Philippines, Inc. (CBBPI)
Disclosure of transactions between related parties [line items]
Consideration paid	$ 1,000	€ 930
Aboitiz Equity Ventures Inc. (AEV) | Coca-Cola Beverages Philippines, Inc.
Disclosure of transactions between related parties [line items]
NCI percentage				40.00%	40.00%
Aboitiz Equity Ventures Inc. and Coca-Cola Europacific Partners plc | Coca-Cola Beverages Philippines, Inc. (CBBPI)
Disclosure of transactions between related parties [line items]
Consideration paid	$ 1,680	€ 1,540
TCCC franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term					10 years
Renewal term					10 years
Entities with joint control or significant influence over entity | TCCC franchise intangible | TCCC
Disclosure of transactions between related parties [line items]
Agreement term					10 years
Renewal term					10 years
Joint ventures | Coca-Cola Beverages Philippines, Inc.
Disclosure of transactions between related parties [line items]
NCI percentage				60.00%
Joint ventures | Aboitiz Equity Ventures Inc. (AEV) | Coca-Cola Beverages Philippines, Inc.
Disclosure of transactions between related parties [line items]
NCI percentage				40.00%
TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership			19.08%		19.08%
Number of members of board of directors			2		2
Cobega Companies | Spain
Disclosure of transactions between related parties [line items]
Purchase of investment property | €			€ 15
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership			20.71%		20.71%
Number of members of board of directors			3		3
CCIP | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Number of members of board of directors			5		5